UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $144,396 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101    17253  1371472 SH       SOLE                  1371472
ASCENT MEDIA CORP              COM SER A        043632108    11892   475678 SH       SOLE                   475678
CAMBREX CORP                   COM              132011107     1292   566575 SH       SOLE                   566575
CASCADE CORP                   COM              147195101      538    30500 SH       SOLE                    30500
COVIDIEN LTD                   COM              G2552X108      515    15500 SH       SOLE                    15500
ENSCO INTL INC                 COM              26874Q100      132     5000 SH       SOLE                     5000
EPOCH HOLDING CORP             COM              29428R103      150    21789 SH       SOLE                    21789
EXTERRAN PARTNERS LP           COM UNITS        30225N105      238    20003 SH       SOLE                    20003
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     2134   313855 SH       SOLE                   313855
GENERAL DYNAMICS CORP          COM              369550108      104     2500 SH       SOLE                     2500
GENTEK INC                     COM NEW          37245X203     9444   539960 SH       SOLE                   539960
GOOGLE INC                     CL A             38259P508    13353    38364 SH       SOLE                    38364
HERCULES OFFSHORE INC          COM              427093109     1966  1244250 SH       SOLE                  1244250
ISLE OF CAPRI CASINOS INC      COM              464592104     3523   666000 SH       SOLE                   666000
JOHNSON & JOHNSON              COM              478160104     5418   103000 SH       SOLE                   103000
KADANT INC                     COM              48282T104     4762   413380 SH       SOLE                   413380
KAPSTONE PAPER & PACKAGING C   COM              48562P103      111    45272 SH       SOLE                    45272
LIBERTY GLOBAL INC             COM SER A        530555101    19679  1351600 SH       SOLE                  1351600
MCDERMOTT INTL INC             COM              580037109    11557   863100 SH       SOLE                   863100
NII HLDGS INC                  CL B NEW         62913F201    10905   726968 SH       SOLE                   726968
PINNACLE ENTMT INC             COM              723456109     9160  1301139 SH       SOLE                  1301139
PRIDE INTL INC DEL             COM              74153Q102      180    10000 SH       SOLE                    10000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     5891   135000 SH       SOLE                   135000
SYMANTEC CORP                  COM              871503108      984    65842 SH       SOLE                    65842
TIME WARNER INC                COM              887317105     8296   429862 SH       SOLE                   429862
TRANSOCEAN LTD                 REG SHS          H8817H100     4919    83600 SH       SOLE                    83600